Shareholders' equity - Ordinary shares (Details) - Ordinary shares	6 Months Ended
	Mar. 31, 2019 $ / shares shares	Sep. 30, 2018 shares	Mar. 31, 2018 shares
Shareholders' equity
Par value | $ / shares	$ 0
Number of votes per ordinary shares | $ / shares	1
Reconciliation of movement in number of ordinary shares
Number of shares outstanding at beginning of period	3,434,796,711	3,404,172,038	3,394,364,279
Dividend reinvestment plan	12,774,312	11,434,908	9,807,759
Conversion of Westpac Convertible Preference Shares		19,189,765
Issued shares for the period	12,774,312	30,624,673	9,807,759
Number of shares outstanding at end of period	3,447,571,023	3,434,796,711	3,404,172,038